COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
13.	COMMITMENTS AND CONTINGENCIES

Capital commitments

The Company’s capital commitments relate primarily to commitments on land use rights for an Internet data center and computer equipment. Total capital commitments contracted but not yet reflected in the financial statements amounted to RMB324.10 million (US$51.49 million) as of December 31, 2011. All of these capital commitments are to be fulfilled within the next year.

Operating lease commitments

The Company leases facilities in the PRC under non-cancelable operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. Total rental expense under all operating leases was RMB84.43 million, RMB76.87 million and RMB137.08 million (US$21.78 million) for the years ended December 31, 2009, 2010 and 2011, respectively.

Future minimum payments under non-cancelable operating leases with initial terms of one-year or more consist of the following at December 31, 2011:

	RMB	US$
	(In thousands)
2012	498,853	79,260
2013	379,692	60,327
2014	242,967	38,603
2015	183,288	29,122
2016	145,527	23,122
Thereafter	47,635	7,568

	1,497,962	238,002

Guarantees

The Company accounts for guarantees in accordance with ASC subtopic 460-10 (“ASC 460-10”), Guarantees: Overall. Accordingly, the Company evaluates its guarantees to determine whether (a) the guarantee is specifically excluded from the scope of ASC 460-10, (b) the guarantee is subject to ASC 460-10 disclosure requirements only, but not subject to the initial recognition and measurement provisions, or (c) the guarantee is required to be recorded in the financial statements at fair value.

The corporate by-laws require that the Company indemnify its officers and directors, as well as those who act as directors and officers of other entities at the Company’s request, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with any proceedings arising out of their services to the Company. In addition, the Company has entered into separate indemnification agreements with each director and each executive officer of the Company that provide for indemnification of these directors and officers under similar circumstances and under additional circumstances. The indemnification obligations are more fully described in the by-laws and the indemnification agreements. The Company purchases standard directors and officers insurance to cover claims or a portion of the claims made against its directors and officers. Since a maximum obligation is not explicitly stated in the Company’s by-laws or in the indemnification agreements and will depend on the facts and circumstances that arise out of any future claims, the overall maximum amount of the obligations cannot be reasonably estimated.

Historically, the Company has not been required to make payments related to these obligations, and the fair value for these obligations is zero in the consolidated balance sheets as of December 31, 2010 and 2011.

Baidu Online has unconditionally guaranteed the repayment of RMB-denominated bank loans from Export-Import Bank of China and related interest and fees of Baidu Netcom. The guarantees continue until the loans, including accrued interest and fees, have been repaid in full. These guarantees expire in 2012. The maximum exposure to the Company under this commitment is RMB140.00 million (US$ 22.24 million) as of December 31, 2011 and is limited to the sum of unpaid principal and interest, as well as other related expenses.

Litigation

Baidu Netcom, Baidu China, Baidu Online and Baidu Times were involved in certain cases pending in various PRC courts and arbitration as of December 31, 2011. These cases include copyright infringement cases, unfair competition cases, and defamation cases, among others. Adverse results in these lawsuits may include awards of damages and may also result in, or even compel, a change in the Company’s business practices, which could result in a loss of revenue or otherwise harm the business of the Company.

For many proceedings, the Company is currently unable to estimate the reasonably possible loss or a range of reasonably possible losses as the proceedings are in the early stages, and/or there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. As a result, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, which includes eventual loss, fine, penalty or business impact, if any, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made. However, the Company believes that such matters, individually and in the aggregate, when finally resolved, are not reasonably likely to have a material adverse effect on the Company’s consolidated results of operations, financial position and cash flows. With respect to the limited number of proceedings, for which the Company was able to estimate the reasonably possible losses or the range of reasonably possible losses, such estimated loss amounts were immaterial.